EARNINGS PER SHARE (Calculation of Basic Earnings per Share and Diluted Earnings per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net (loss)/income available to ordinary shareholders	$ 82,701	513,115	196,222	(26,776)
Dilutive effect of convertible notes		(45,470)	0	0
Net (loss)/income for diluted earnings		467,645	196,222	(26,776)
Denominator:
Denominator for basic earnings per share-weighted average ordinary shares outstanding	95,345,023	95,345,023	92,676,258	90,804,777
Dilutive effect of share options	130,746	130,746	741,386	0
Dilutive effect of convertible notes	7,337,850	7,337,850	0	0
Denominator for diluted earnings per share	102,813,619	102,813,619	93,417,644	90,804,777
Basic earnings per share	$ 0.87	5.38	2.12	(0.29)
Diluted earnings per share	$ 0.73	4.55	2.10	(0.29)